Equity Based Compensation - Summary of restricted stock awards activity (Details) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 25, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance | shares	0
Granted | shares	485,792
Vested | shares	0
Forfeited | shares	3,382
Ending balance | shares	482,410
Weighted average grant date fair value, Beginning Balance | $ / shares	$ 0
Weighted-Average Grant Date Fair Value, Granted | $ / shares	17.24
Weighted average grant date fair value, vested | $ / shares	0
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares	17.00
Weighted-Average Grant Date Fair Value, ending | $ / shares	$ 17.24